Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Other Operating Expense

Composition	12/31/2021	12/31/2020	12/31/2019
Turnover tax	18,066,915	16,989,091	21,025,270
From credit cards	7,689,184	6,873,317	7,533,310
Charges for other provisions	1,629,783	1,705,046	2,942,073
Deposit guarantee fund contributions	1,041,703	1,116,398	1,183,393
Taxes	472,923	814,772	2,526,574
Interest on lease liabilities (see note 22)	218,729	272,881	250,636
Insurance claims	89,574	95,229	122,463
Loss from sale or impairment of investments in properties and other non-financial assets	71,949	199,819	235,407
From administrative, disciplinary and criminal penalties	41,631		138
Donations	29,514	254,411	574,448
Modification of financial assets (1)			5,889,910
Loss from sale or impairment of property, plant and equipment			93,417
Other	4,852,039	2,587,268	3,038,897

Total	34,203,944	30,908,232	45,415,936

(1)
It was related to a stepped extension of the maturities of certain short-term government securities decided by the Federal Executive Power on August 28, 2019. As of December 31, 2021, 2020 and 2019, these securities are not in the Bank’s portfolio.